Consolidated and Combined Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income/ (loss)	$ 27,072	$ 1,164	$ (28,645)
Adjustments to reconcile net income/ (loss) to net cash provided by/ (used in) operating activities:
Depreciation and amortization	22,686	19,509	19,508
Amortization and write-off of deferred finance costs, discount and bond premium	2,676	712	934
Non-cash loss on extinguishment of 2017 Notes	0	0	5,442
Amortization of dry dock and special survey costs	1,602	1,283	1,919
Changes in operating assets and liabilities:
Decrease/ (increase) in prepaid expenses and other current assets	100	7	(91)
Payments for Drydocking	(5,713)	0	0
(Increase)/ Decrease in accounts receivable	(4,457)	164	(176)
(Decrease)/ Increase in accounts payable	(310)	351	(59)
(Decrease)/ Increase in accrued expenses	(1,040)	1,479	55
(Decrease)/ Increase in due to/ from related parties	(2,756)	2,592	(37,941)
Decrease in deferred revenue	(7)	0	0
Net cash provided by/ (used in) operating activities	39,853	27,261	(39,054)
Investing Activities
Acquisition of vessels	(72,252)	0	0
Due from related parties	0	(52,314)	(4,531)
Net cash used in investing activities	(72,252)	(52,314)	(4,531)
Financing Activities
Proceeds from Long term debt, net of deferred finance costs and discount	198,081	124,027	332,883
Debt repayment	(127,025)	0	(354,693)
Cash remittance to Navios Acquisition	0	(214,854)	0
IPO proceeds, net of underwriting discount	0	113,906	0
IPO expenses	(3,347)	(469)	0
Dividend paid	(28,904)	0	0
Proceeds from issuance of general partner units	551	0	0
Owner's net investment	0	24,168	69,771
Net cash provided by financing activities	39,356	46,778	47,961
Net increase in cash and cash equivalents	6,957	21,725	4,376
Cash and cash equivalents, beginning of year	30,877	9,152	4,776
Cash and cash equivalents, end of year	37,834	30,877	9,152
Supplemental disclosures of cash flow information
Cash interest paid	8,100	27,786	31,695
Non-cash financing activities
Non-cash contributions by owners	0	0	0
Accrued IPO expenses	0	3,290	0
Long-term debt	0	341,034	0
Due from related parties	0	(88,070)	0
Due to related parties	0	2,588	0
Deferred financing costs	$ 0	$ (7,405)	$ 0